Financial Instruments and Risk Management (Details 15) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial liabilities	R$ (15,068,740)	R$ (12,740,191)
Financial liabilities, at fair value	(14,062,091)	(12,053,398)
Financial liabilities, consolidated book value	(16,828,089)	(14,193,996)
Financial liabilities, consolidated fair value	R$ (15,774,437)	(13,413,928)
BRF bonds BRF SA BRFSBZ 478 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2030
Financial liabilities	R$ (3,706,212)	(2,896,104)
Financial liabilities, at fair value	R$ (3,351,896)	(2,506,390)
BRF bonds BRF SA BRFSBZ 534 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2050
Financial liabilities	R$ (4,135,792)	(3,209,653)
Financial liabilities, at fair value	R$ (3,262,625)	(2,398,081)
Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2026
Financial liabilities	R$ (550,542)	(830,144)
Financial liabilities, at fair value	R$ (520,552)	(853,640)
Debentures One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	1st serie 2027 and 2nd series 2030
Financial liabilities	R$ (2,739,446)	(2,681,294)
Financial liabilities, at fair value	R$ (2,897,325)	(3,048,882)
Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2031
Financial liabilities	R$ (1,109,135)	(1,214,044)
Financial liabilities, at fair value	R$ (1,109,135)	(1,214,044)
Debentures Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	1st serie 2027 and 2nd series 2032
Financial liabilities	R$ (1,062,066)	(1,908,952)
Financial liabilities, at fair value	R$ (1,139,664)	(2,032,361)
Debentures Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	1st serie 2029, 2nd series 2031 and 3rd series 2034
Financial liabilities	R$ (1,765,547)
Financial liabilities, at fair value	R$ (1,780,894)
BRF GmbH bonds BRF SA BRFSBZ 4 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2026
Financial liabilities	R$ (1,759,349)	(1,453,805)
Financial liabilities, at fair value	R$ (1,712,346)	R$ (1,360,530)